Document and Entity Information	Nov. 05, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2020
Entity Registrant Name	KIMCO REALTY CORPORATION
Entity Incorporation, State or Country Code	MD
Entity File Number	1-10899
Entity Tax Identification Number	13-2744380
Entity Address, Address Line One	500 N. Broadway
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Jericho
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11753
City Area Code	516
Local Phone Number	869-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000879101
Common Stock, par value $.01 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	KIM
Security Exchange Name	NYSE
5.250% Class M Cumulative Redeemable, Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	5.250% Class M Cumulative Redeemable, Preferred Stock
Trading Symbol	KIMprM
Security Exchange Name	NYSE
5.125% Class L Cumulative Redeemable, Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	5.125% Class L Cumulative Redeemable, Preferred Stock
Trading Symbol	KIMprL
Security Exchange Name	NYSE